Shareholder Report, Holdings (Details)	Feb. 28, 2025
ATAC Rotation Fund - Investor Class | Vanguard Extended Duration Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
ATAC Rotation Fund - Investor Class | SPDR Portfolio Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Investor Class | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Investor Class | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
ATAC Rotation Fund - Investor Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
ATAC Rotation Fund - Investor Class | Short-Term Investment & Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
ATAC Rotation Fund - Institutional Class | Vanguard Extended Duration Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
ATAC Rotation Fund - Institutional Class | SPDR Portfolio Long Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Institutional Class | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
ATAC Rotation Fund - Institutional Class | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
ATAC Rotation Fund - Institutional Class | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
ATAC Rotation Fund - Institutional Class | Short-Term Investment & Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%